Restatement - Narrative (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement
Derivative liability (Note 13)	$ 92,262,000	$ 97,808,000	$ 126,063,000	$ 97,808,000	$ 92,262,000	$ 0	$ 39,780,000
Advanced Subscription Agreements, including due to related party of nil and $4,333, respectively (Note 12)		12,814,000	9,474,000	12,814,000		0	8,120,000
Additional paid in capital	149,758,000	137,006,000	125,362,000	137,006,000	149,758,000	415,304,000	105,835,000
Other comprehensive income (loss)	(18,050,000)	509,000	(102,928,000)	(102,419,000)	(120,469,000)	(215,237,000)	(62,833,000)
Net loss	(20,871,000)	254,000	(102,357,000)	(102,103,000)	(122,974,000)	(217,778,000)	(60,278,000)
Accumulated other comprehensive income (loss)	2,211,000	(610,000)	(865,000)	(610,000)	2,211,000	$ 2,247,000	(294,000)
Adjustments
Error Corrections and Prior Period Adjustments Restatement
Derivative liability (Note 13)	(34,665,000)	(30,549,000)	25,060,000	(30,549,000)	(34,665,000)		4,798,000
Advanced Subscription Agreements, including due to related party of nil and $4,333, respectively (Note 12)		(2,100,000)	247,000	(2,100,000)			22,000.0
Additional paid in capital	2,990,000	4,983,000	3,602,000	4,983,000	2,990,000		900,000
Other comprehensive income (loss)	4,009,000				37,413,000		(5,738,000)
Net loss	4,779,000		(22,924,000)	34,155,000	38,934,000		(5,403,000)
Accumulated other comprehensive income (loss)	$ (1,856,000)	$ (1,086,000)	$ (582,000)	$ (1,086,000)	$ (1,856,000)		$ (335,000)